Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Grupo Televisa, S.A.B.
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0000912892
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Series "A" Shares
Document Information [Line Items]
Title of 12(b) Security	Series “A” Shares, without par value
No Trading Symbol Flag	false
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	113,019,216,542
Series "B" Shares
Document Information [Line Items]
Title of 12(b) Security	Series “B” Shares, without par value
No Trading Symbol Flag	false
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	50,928,412,611
Series "L" Shares
Document Information [Line Items]
Title of 12(b) Security	Series “L” Shares, without par value
No Trading Symbol Flag	false
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	81,022,416,386
Series "D" Shares
Document Information [Line Items]
Title of 12(b) Security	Dividend Preferred Shares, without par value
No Trading Symbol Flag	false
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	81,022,416,386
GDSs
Document Information [Line Items]
Title of 12(b) Security	Global Depositary Shares
Trading Symbol	TV
Security Exchange Name	NYSE
CPOs
Document Information [Line Items]
Title of 12(b) Security	CPO
No Trading Symbol Flag	false
Security Exchange Name	NYSE